Intangible assets - Net book values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets
Total intangible assets other than goodwill	$ 37,177	$ 38,089	$ 39,307
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Total intangible assets other than goodwill	35,734	36,941	38,393
Additions through deferred payments and other non-cash consideration, intangible assets other than goodwill	$ 365	$ 625	$ 1,135